UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5891
                                     --------

                         PROGRESSIVE RETURN FUND, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                 383 MADISON AVENUE,             NEW YORK, NY 10179
      ----------------------------------------   ------------------
      (Address of principal executive offices)       (Zip code)


                 FRANK J. MARESCA._383 MADISON AVE, NEW YORK, NY
                 -----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    212-272-3550
                                                       ------------

Date of fiscal year end:  DECEMBER 31, 2003
                          -----------------

Date of reporting period: JANUARY 1, 2003 THROUGH JUNE 30, 2003
                          -------------------------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

================================================================================

DIRECTORS AND CORPORATE OFFICERS
Ralph W. Bradshaw                 Chairman of the Board of
                                  Directors and President
Gary A. Bentz                     Director, Vice President
                                  and Treasurer
Thomas H. Lenagh                  Director
Edwin Meese III                   Director
Scott B. Rogers                   Director
Andrew A. Strauss                 Director
Glenn W. Wilcox, Sr.              Director
Thomas R. Westle                  Secretary

                                  STOCK TRANSFER AGENT AND
INVESTMENT MANAGER                  REGISTRAR
Cornerstone Advisors, Inc.        American Stock Transfer &
One West Pack Square              Trust Co.
Suite 1650                        59 Maiden Lane
Asheville, NC 28801               New York, NY 10038

ADMINISTRATOR                     INDEPENDENT ACCOUNTANTS
Bear Stearns Funds                Tait, Weller & Baker
Management Inc.                   1818 Market Street
383 Madison Avenue                Suite 2400
New York, NY 10179                Philadelphia, PA 19103

CUSTODIAN                         LEGAL COUNSEL
Custodial Trust Company           Spitzer & Feldman P.C.
101 Carnegie Center               405 Park Avenue
Princeton, NJ 08540               New York, NY 10022

EXECUTIVE OFFICES
383 Madison Avenue
New York, NY 10179



For shareholder inquiries, registered shareholders should call (800) 937-5449. For general inquiries, please call (212) 272-3550.




                                   [LOGO PGF]





This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information herein is taken from the records of the Fund without examination by independent accountants, who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

================================================================================



                         PROGRESSIVE RETURN FUND, INC.

























                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003


================================================================================

CONTENTS


Letter to Shareholders                                                         1

Portfolio Summary                                                              3

Schedule of Investments                                                        4

Statement of Assets and Liabilities                                            8

Statement of Operations                                                        9

Statement of Changes in Net Assets                                            10

Financial Highlights                                                          11

Notes to Financial Statements                                                 12

Results of Annual Meeting of Stockholders                                     16

Description of Dividend Reinvestment & Cash Purchase Plan                     17

Summary of General Information                                                19

Shareholder Information                                                       19

Privacy Policy Notice                                                         20

LETTER TO SHAREHOLDERS


                                                                   July 25, 2003

Dear Fellow Shareholders,

We are pleased to report the semi-annual results of Progressive Return Fund, Inc. (the "Fund"). As of June 30, 2003, the net assets of the Fund were $24.4 million and the Net Asset Value (NAV) per share was $21.05. The market price closed at $23.25 per share, representing a 10.45% premium to NAV. Distributions to shareholders during this six month period totaled $1.60 per share, most of which we anticipate will be classified as return-of-capital. The total investment return based on market price for a shareholder who reinvested his distributions was 32.72%, outperforming the Fund's benchmark, the S&P 500 Index, which returned 11.76 % during the same period. A significant portion of the Fund's market performance can be attributed to the closure of the discount and the movement to premiums during much of the year. This trend toward premiums has persisted, and we are gratified that our long-term strategies for enhancing shareholder value are being rewarded in the marketplace. The Fund has remained essentially fully invested through this volatile market environment.

The main goal of the Fund's investment manager, Cornerstone Advisors, Inc., continues to be adding value for the owners of the Fund, our shareholders, by continuing to outperform the Fund's benchmark. This objective is accomplished by focusing on portfolio performance, minimizing Fund expenses, and taking advantage of any Fund discount to NAV for the benefit of shareholders. The investment manager attempts to enhance portfolio performance by exploiting temporary and occasional pricing inefficiencies in certain securities, representing components of a fully diversified U.S. stock portfolio. The availability and magnitude of such opportunities are unpredictable and therefore, any resulting portfolio out-performance will in all probability vary considerably from year to year.

EXPENSE CONTROL

Cornerstone Advisors, Inc. has extended its voluntary agreement to waive a substantial portion of its management fees to the extent that monthly operating expenses exceed a monthly rate of 0.1%. Management remains dedicated to keeping expenses as low as possible. The Fund's recent move to the American Stock Exchange, LLC has realized a substantial savings in listing fees. At the same time, recent interest in the Fund's shares has resulted in higher daily trading volumes. So far, we have succeeded in maintaining one of the lowest expense ratios among comparable funds, and we believe that this attention to expense control is partially responsible for the Fund's investment performance for the first half of 2003.

DISTRIBUTIONS

The Board of Directors, pursuant to recommendations from Cornerstone Advisors, Inc., has extended the fixed-dollar monthly distribution policy. Shareholders have the option of receiving substantial distributions in cash or reinvesting in Fund shares. We believe these distributions will be classified primarily as return-of-capital for the year 2003. This treatment has the effect of deferring capital gains until significant profits are


--------------------------------------------------------------------------------
                                        1

LETTER TO SHAREHOLDERS (CONCLUDED)


realized in future periods. We also believe that this generous distribution policy is now perceived very favorably by the general market and has contributed to the closure of the discount over the last six months to the point where the Fund's shares have regularly traded at a premium to NAV.

ECONOMIC AND MARKET SUMMARY

Although the uncertainties of international politics and various U.S. military actions have kept the financial markets unsettled, most market indices showed strong gains for the second quarter of 2003, after finishing the first quarter of the year down several percent. Our own broadly diversified portfolio has benefited from the strong second quarter recovery in the financial markets. During the past six months there have been mixed signals from one period to the next with regard to primary economic indicators, including corporate profits and consumer spending. Unemployment has remained high throughout this period, with no current signs of improvement. In this environment, there is still no consensus among most economists as to when we can expect a strong and sustained recovery.

Foreign markets also finished up for the second quarter although they lagged the major indices in the U.S. domestic market. Most recently, the Federal Reserve has lowered its benchmark rate to its lowest level in decades. The Chairman of the Federal Reserve has indicated that they will not hesitate to lower rates even more if the economy shows any sign of accelerated weakening or any movement toward deflation. Once again, our own portfolio consists of the strongest companies in the U.S. economy, and we are convinced that our expense controls and efforts to manage the discount proactively will reward long-term investors accordingly.

The Fund's Board of Directors, officers and investment manager are all mindful of the trust that our shareholders have placed in us. We know you have a choice, we appreciate your support, and we look forward to continuing our service to you in the future.

Sincerely,



/S/ RALPH W. BRADSHAW
---------------------
Ralph W. Bradshaw
Chairman






IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

--------------------------------------------------------------------------------
                                        2

--------------------------------------------------------------------------------
PROGRESSIVE RETURN FUND, INC.
PORTFOLIO SUMMARY - AS OF JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------




TOP TEN, BY SECTOR
                                                                 Percent of
     Sector                                                      Net Assets
--------------------------------------------------------------------------------
1.   Financials                                                      18.3
--------------------------------------------------------------------------------
2.   Information Technology                                          15.6
--------------------------------------------------------------------------------
3.   Healthcare                                                      14.2
--------------------------------------------------------------------------------
4.   Consumer Discretionary                                          13.8
--------------------------------------------------------------------------------
5.   Industrials                                                     11.7
--------------------------------------------------------------------------------
6.   Consumer Staples                                                 8.5
--------------------------------------------------------------------------------
7.   Energy                                                           6.1
--------------------------------------------------------------------------------
8.   Telecommunication Services                                       4.3
--------------------------------------------------------------------------------
9.   Utilities                                                        2.0
--------------------------------------------------------------------------------
10.  Materials                                                        1.9
--------------------------------------------------------------------------------




TOP TEN HOLDINGS, BY ISSUER

                                                                   Percent of
    Holding                           Sector                       Net Assets
------------------------------------------------------------------------------
1.  Microsoft Corp.                   Information Technology          3.6
------------------------------------------------------------------------------
2.  General Electric Co.              Industrials                     3.4
------------------------------------------------------------------------------
3.  Wal-Mart Stores, Inc.             Consumer Discretionary          3.0
------------------------------------------------------------------------------
4.  Exxon Mobil Corp.                 Energy                          2.9
------------------------------------------------------------------------------
5.  Citigroup Inc.                    Financials                      2.9
------------------------------------------------------------------------------
6.  Pfizer Inc.                       Healthcare                      2.8
------------------------------------------------------------------------------
7.  Merck & Co. Inc.                  Healthcare                      2.0
------------------------------------------------------------------------------
8.  International Business
     Machines Corp.                   Information Technology          1.9
------------------------------------------------------------------------------
9.  Intel Corp.                       Information Technology          1.8
------------------------------------------------------------------------------
10. Cisco Systems, Inc.               Information Technology          1.6
------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                                        3


--------------------------------------------------------------------------------
PROGRESSIVE RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         No. of        Value
Description                                              Shares       (Note A)
--------------------------------------------------------------------------------
EQUITY SECURITIES - 96.57%
CLOSED-END DOMESTIC FUND - 0.31%
John Hancock Bank & Thrift
  Opportunity Fund                                         8,600      $   76,024
                                                                      ----------

CONSUMER DISCRETIONARY - 13.82%
AOL Time Warner Inc.+                                     14,250         229,283
Best Buy Co., Inc.+                                        1,250          54,900
Carnival Corp.                                             2,700          87,777
Circuit City Stores, Inc.                                  1,000           8,800
Clear Channel Communications, Inc.+                        2,700         114,453
Comcast Corp., Class A +                                   3,655         110,308
Comcast Corp., Special Class A+                            4,100         118,203
CVS Corp.                                                  1,000          28,030
Delphi Corp.                                               2,600          22,438
Eastman Kodak Co.                                          1,400          38,290
Federated Department Stores, Inc.                          1,000          36,850
Ford Motor Co.                                             5,800          63,742
Gannett Co., Inc.                                          1,000          76,810
Gap, Inc. (The)                                            2,500          46,900
General Motors Corp.                                       2,600          93,600
Harley-Davidson, Inc.                                      1,400          55,804
Hilton Hotels Corp.                                        1,700          21,743
Home Depot, Inc. (The)                                     7,500         248,400
Kohl's Corp. +                                             1,000          51,380
Limited Brands                                             2,500          38,750
Lowe's Companies, Inc.                                     2,500         107,375
Marriott International, Inc., Class A                      1,100          42,262
Mattel, Inc.                                               1,500          28,380
May Department Stores Co. (The)                            1,400          31,164
McDonald's Corp.                                           4,000          88,240
Monsanto Co.                                                 580          12,551
NIKE, Inc., Class B                                        1,300          69,537
Omnicom Group Inc.                                         1,600         114,720


--------------------------------------------------------------------------------
                                                         No. of        Value
Description                                              Shares       (Note A)
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY (CONTINUED)
Sears, Roebuck & Co.                                       1,600      $   53,824
Staples, Inc.+                                             1,500          27,525
Starbucks Corp.+                                           1,700          41,684
Target Corp.                                               1,600          60,544
TJX Companies, Inc. (The)                                  2,500          47,100
Toys "R" Us, Inc.+                                         1,000          12,120
Viacom Inc., non-voting Class B+                           5,400         235,764
Wal-Mart Stores, Inc.                                     13,500         724,545
Walt Disney Co. (The)                                      6,500         128,375
                                                                      ----------
                                                                       3,372,171
                                                                      ----------

CONSUMER STAPLES - 8.49%
Altria Group, Inc.                                         6,900         313,536
Archer-Daniels-Midland Co.                                 3,045          39,189
Campbell Soup Co.                                          2,000          49,000
Coca-Cola Co. (The)                                        6,300         292,383
Coca-Cola Enterprises Inc.                                 1,500          27,225
Colgate-Palmolive Co.                                      2,600         150,670
ConAgra Foods, Inc.                                        2,500          59,000
Gillette Co. (The)                                         3,000          95,580
H.J. Heinz Co.                                             1,600          52,768
Kimberly-Clark Corp.                                       2,500         130,350
Kroger Co. (The)+                                          1,300          21,684
Pepsi Bottling Group, Inc. +                               1,000          20,020
PepsiCo, Inc.                                              5,600         249,200
Procter & Gamble Co. (The)                                 4,000         356,720
Safeway Inc.+                                              2,500          51,150
Sara Lee Corp.                                             1,300          24,453
Sysco Corp.                                                2,500          75,100
Walgreen Co.                                               2,100          63,210
                                                                      ----------
                                                                       2,071,238
                                                                      ----------



                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                        4



--------------------------------------------------------------------------------
PROGRESSIVE RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                          No. of        Value
Description                                               Shares       (Note A)
--------------------------------------------------------------------------------
ENERGY - 6.09%
Andarko Petroleum Corp.                                     1,200     $   53,364
Baker Hughes Inc.                                           1,100         36,927
CenterPoint Energy, Inc.                                    1,400         11,410
ChevronTexaco Corp.                                         4,325        312,265
ConocoPhillips                                              2,509        137,493
El Paso Corp.                                               2,500         20,200
Exxon Mobil Corp.                                          19,800        711,018
Marathon Oil Corp.                                          1,500         39,525
Reliant Resources, Inc. +                                   1,104          6,768
Schlumberger Ltd.                                           2,600        123,682
Unocal Corp.                                                1,200         34,428
                                                                      ----------
                                                                       1,487,080
                                                                      ----------

FINANCIALS - 18.28%
AFLAC Inc.                                                  2,600         79,950
Allstate Corp. (The)                                        3,300        117,645
American Express Co.                                        4,100        171,421
American International Group, Inc.                          5,989        330,473
Aon Corp.                                                   1,200         28,896
Bank of America Corp.                                       4,300        339,829
Bank of New York Co., Inc. (The)                            3,400         97,750
Bank One Corp.                                              2,800        104,104
Charles Schwab Corp. (The)                                  3,500         35,315
Citigroup Inc.                                             16,500        706,200
Fannie Mae                                                  1,500        101,160
Fifth Third Bancorp                                         2,000        114,680
FleetBoston Financial Corp.                                 4,100        121,811
Franklin Resources, Inc.                                    1,200         46,884
Freddie Mac                                                 3,100        157,387
Goldman Sachs Group, Inc. (The)                             1,500        125,625
Hartford Financial Services Group, Inc. (The)               1,000         50,360
HSBC Holdings plc ADR                                       1,337         79,030
J.P. Morgan Chase & Co.                                     6,200        211,916


--------------------------------------------------------------------------------
                                                          No. of        Value
Description                                               Shares       (Note A)
--------------------------------------------------------------------------------
FINANCIALS (CONTINUED)
John Hancock Financial Services, Inc.                       2,500     $   76,825
Lehman Brothers Holdings Inc.                               1,100         73,128
Marsh & McLennan Companies, Inc.                            2,600        132,782
MBNA Corp.                                                  2,100         43,764
Mellon Financial Corp.                                      2,500         69,375
Merrill Lynch & Co., Inc.                                   3,700        172,716
MetLife, Inc.                                               3,500         99,120
Morgan Stanley                                              2,500        106,875
Northern Trust Corp.                                        1,000         41,790
St. Paul Companies, Inc. (The)                              1,000         36,510
Travelers Property Casualty Corp., Class A                    712         11,321
Travelers Property Casualty Corp., Class B                  1,464         23,087
U.S. Bancorp                                                6,201        151,925
UnumProvident Corp.                                         1,100         14,751
Washington Mutual, Inc.                                     2,800        115,640
Wells Fargo & Co.                                           5,400        272,160
                                                                      ----------
                                                                       4,462,205
                                                                      ----------

HEALTHCARE - 14.15%
Abbott Laboratories                                         5,000        218,800
Allergan, Inc.                                              1,000         77,100
Amgen Inc.+                                                 4,300        288,014
Baxter International Inc.                                   2,800         72,800
Becton, Dickinson & Co.                                     1,200         46,620
Boston Scientific Corp.+                                    1,500         91,650
Bristol-Myers Squibb Co.                                    6,400        173,760
Cardinal Health, Inc.                                       1,950        125,385
Eli Lilly & Co.                                             2,800        193,116
Guidant Corp.                                               1,400         62,146
HCA Inc.                                                    1,500         48,060
HEALTHSOUTH Corp.+                                          1,800            918
Johnson & Johnson                                           5,000        258,500




                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                        5




--------------------------------------------------------------------------------
PROGRESSIVE RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                         No. of         Value
Description                                              Shares        (Note A)
--------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
McKesson Corp.                                             1,300      $   46,462
Medtronic, Inc.                                            4,000         191,880
Merck & Co. Inc.                                           8,000         484,400
Pfizer Inc.                                               19,860         678,219
Schering-Plough Corp.                                      4,200          78,120
Tenet Healthcare Corp.+                                    2,250          26,213
UnitedHealth Group Inc.                                    2,000         100,500
Wyeth                                                      4,200         191,310
                                                                      ----------
                                                                       3,453,973
                                                                      ----------

INDUSTRIALS - 11.65%
3M Co.                                                     1,200         154,776
Automatic Data Processing, Inc.                            2,900          98,194
Boeing Co. (The)                                           2,600          89,232
Burlington Northern Sante Fe Corp.                         1,900          54,036
Caterpillar Inc.                                           1,600          89,056
Cendant Corp.+                                             3,300          60,456
Concord EFS, Inc.+                                         2,500          36,800
CSX Corp.                                                  1,000          30,090
Emerson Electric Co.                                       2,000         102,200
FedEx Corp.                                                1,000          62,030
General Dynamics Corp.                                       600          43,500
General Electric Co.                                      28,700         823,116
Honeywell International Inc.                               3,600          96,660
Illinois Tool Works Inc.                                   1,400          92,190
IMS Health Inc.                                            1,400          25,186
Lockheed Martin Corp.                                      2,500         118,925
Masco Corp.                                                2,500          59,625
Paychex, Inc.                                              1,700          49,827
Raytheon Co.                                               1,600          52,544
Southwest Airlines Co.                                     3,750          64,500
Tyco International Ltd.                                    6,397         121,415
Union Pacific Corp.                                        1,100          58,020
United Parcel Service, Inc., Class B                       3,500         222,950
United Technologies Corp.                                  2,500         177,075
Waste Management, Inc.                                     2,800          60,225
                                                                      ----------
                                                                       2,842,628
                                                                      ----------


--------------------------------------------------------------------------------
                                                         No. of         Value
Description                                              Shares        (Note A)
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY - 15.56%
Adobe Systems Inc.                                         1,100      $   35,277
Agere Systems Inc., Class A +                                125             291
Agere Systems Inc., Class B +                              3,068           7,056
Agilent Technologies, Inc. +                               1,500          29,325
Altera Corp.+                                              1,900          31,160
Analog Devices, Inc.+                                      1,700          59,194
Apple Computer, Inc.+                                      1,500          28,680
Applied Materials, Inc.+                                   4,900          77,714
Cisco Systems, Inc.+                                      23,500         389,865
Computer Associates International, Inc.                    2,700          60,156
Dell Computer Corp. +                                      4,700         150,212
Electronic Arts Inc. +                                     1,000          73,990
Electronic Data Systems Corp.                              2,500          53,625
EMC Corp. +                                                4,500          47,115
Hewlett-Packard Co.                                        8,100         172,530
Intel Corp.                                               21,600         448,934
International Business Machines Corp.                      5,500         453,750
Linear Technology Corp.                                    1,500          48,315
LSI Logic Corp.+                                           1,500          10,620
Maxim Integrated Products, Inc.                            1,300          44,447
Micron Technology, Inc.                                    2,600          30,238
Microsoft Corp.                                           17,300         886,106
Motorola, Inc.                                             7,100          66,953
NVIDIA Corp.+                                              1,000          23,010
Oracle Corp.+                                             17,800         213,956
QUALCOMM Inc.                                              1,500          53,625
Solectron Corp.+                                           3,700          13,838
SunGard Data Systems, Inc.                                 2,500          64,775
Sun Microsystems, Inc.+                                   10,000          46,000
Texas Instruments Inc.                                     5,400          95,040
Yahoo! Inc.+                                               2,500          81,900
                                                                      ----------
                                                                       3,797,697
                                                                      ----------


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                        6



--------------------------------------------------------------------------------
PROGRESSIVE RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
                                                        No. of          Value
Description                                             Shares         (Note A)
--------------------------------------------------------------------------------
MATERIALS - 1.92%
Alcoa Inc.                                               4,200      $    107,100
Dow Chemical Co. (The)                                   4,100            83,592
E.I. du Pont de Nemours & Co.                            3,300           137,412
Georgia-Pacific Corp.                                    1,000            18,950
International Paper Co.                                  2,500            89,325
Rohm & Haas Co.                                          1,000            31,030
                                                                    ------------
                                                                         467,409
                                                                    ------------

TELECOMMUNICATION SERVICES - 4.32%
ALLTEL Corp.                                             1,500            72,330
AT&T Corp.                                               2,260            43,505
AT&T Wireless Services Inc.+                             8,534            70,064
BellSouth Corp.                                          6,000           159,780
Lucent Technologies Inc.+                               11,600            23,548
SBC Communications Inc.                                 10,700           273,385
Sprint Corp. (FON Group)                                 4,000            57,600
Sprint Corp. (PCS Group)+                                1,800            10,350
Verizon Communications Inc.                              8,700           343,215
                                                                    ------------
                                                                       1,053,777
                                                                    ------------

UTILITIES - 1.98%
American Electric Power Co., Inc.                        1,500            44,745
Dominion Resources, Inc.                                 1,100            70,697
Duke Energy Corp.                                        2,500            49,875
Edison International+                                    1,500            24,645
Exelon Corp.                                             1,500            89,715
FPL Group, Inc.                                         59,250            66,850
Progress Energy, Inc.                                    1,000            43,900
Public Service Enterprises Group Inc.                    1,000            42,250
TXU Corp.                                                1,200            26,940
Xcel Energy, Inc.                                        1,600            24,064
                                                                    ------------
                                                                         483,681
                                                                    ------------

TOTAL EQUITY SECURITIES
(cost - $30,198,198)                                                  23,567,883
                                                                    ------------




--------------------------------------------------------------------------------
                                                       Principal
                                                        Amount          Value
Description                                             (000's)        (Note A)
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 3.49%
REPURCHASE AGREEMENT - 3.49%
Bear, Stearns & Co. Inc.
     (Agreement dated 06/30/03 to be
     repurchased at $850,530),
     1.10%, 07/01/03
     (cost - $850,504) (Note F)                   $        851      $   850,504
                                                                    ------------

TOTAL INVESTMENTS - 100.06%
     (cost - $31,048,702) (Notes A, G)                               24,418,387
                                                                    -----------

SECURITIES LENDING
     COLLATERAL (Note E) - 1.48%                                        360,930

LIABILITIES IN EXCESS OF OTHER
     ASSETS - (1.54)%                                                  (375,258)
                                                                    -----------

NET ASSETS - 100.00%                                                $24,404,059
                                                                    ===========


---------
+     Non-income producing security.
ADR   American Depositary Receipts.



                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                        7




--------------------------------------------------------------------------------
PROGRESSIVE RETURN FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investments, at value (Cost $31,048,702)
     (Notes A, G)                                                  $ 24,418,387
Cash collateral received for securities
     loaned (Note E)                                                    360,930
Receivables:
     Dividends                                                           30,112
     Interest                                                               978
Prepaid expenses                                                         11,342
                                                                   ------------
Total Assets                                                         24,821,749
                                                                   ------------

LIABILITIES
Payables:
     Upon return of securities loaned (Note E)                          360,930
     Investment management fees (Note B)                                 18,578
     Other accrued expenses                                              38,182
                                                                   ------------
Total Liabilities                                                       417,690
                                                                   ------------
NET ASSETS (applicable to 1,159,507 shares
     of common stock outstanding)                                  $ 24,404,059
                                                                   ============

NET ASSET VALUE PER SHARE ($24,404,059 / 1,159,507)                $      21.05
                                                                   ============

NET ASSETS CONSISTS OF
Capital stock, $0.001 par value;
     1,159,507 shares issued and outstanding
     (100,000,000 shares authorized)                               $      1,159
Paid-in capital                                                      46,214,624
Cost of 9,093 shares repurchased                                       (172,403)
Distributions in excess of net investment income                     (1,785,441)
Accumulated net realized loss on investments                        (13,223,565)
Net unrealized depreciation in value of investments                  (6,630,315)
                                                                   ------------
Net assets applicable to shares outstanding                        $ 24,404,059
                                                                   ============




                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PROGRESSIVE RETURN FUND, INC.
STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income (Note A):
     Dividends                                                      $   205,232
     Interest                                                             2,016
                                                                    -----------
     Total Investment Income                                            207,248
                                                                    -----------

Expenses:
     Investment management fees (Note B)                                115,865
     Administration fees                                                 24,795
     Accounting fees                                                     14,448
     Legal and audit fees (Note B)                                        9,388
     Transfer agent fees                                                  9,078
     Directors' fees                                                      7,173
     Stock exchange listing fees                                          5,731
     Insurance                                                            3,353
     Custodian fees                                                       3,223
     Printing                                                             2,181
                                                                    -----------
     Total Expenses                                                     195,235
     Less: Management fee waivers (Note B)                              (52,784)
     Less: Fees paid indirectly (Note B)                                 (3,223)
                                                                    -----------
     Net Expenses                                                       139,228
                                                                    -----------
     Net Investment Income                                               68,020
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized loss from investments                                      (77,565)
Net change in unrealized depreciation in value of investments         2,476,249
                                                                    -----------
Net realized and unrealized gain on investments                       2,398,684
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 2,466,704
                                                                    ===========


                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
PROGRESSIVE RETURN FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  For the Six Months    For the Year
                                                  Ended June 30, 2003     Ended
                                                    (unaudited)      December 31, 2002
                                                    -----------      -----------------

INCREASE/(DECREASE) IN NET ASSETS
Operations:
     Net investment income/(loss)                   $     68,020    $    (64,793)
     Net realized loss on investments                    (77,565)       (974,824)
     Net change in unrealized depreciation
          in value of investments                      2,476,249      (7,187,168)
                                                    ------------    ------------
     Net increase/(decrease) in net assets
          resulting from operations                    2,466,704      (8,226,785)
                                                    ------------    ------------

Dividends and distributions to
     shareholders (Notes A, G):
     Net investment income                               (68,020)           --
     Return-of-capital                                (1,785,441)    (12,692,520)
                                                    ------------    ------------
          Total dividend and distributions
               to shareholders                        (1,853,461)    (12,692,520)
                                                    ------------    ------------

Capital stock transactions* (Note D):
     Proceeds from 59,181 shares issued
          from treasury in reinvestment
          of distributions                                  --         1,815,669
     Proceeds from 8,183 and 52,350
          shares newly issued in
          reinvestment of dividends,
          respectively                                   165,974       1,216,519
     Cash paid in-lieu of an aggregate of
          36 fractional shares                              --            (1,000)
     Cost of 17,300 shares repurchased                      --          (334,483)
                                                    ------------    ------------
          Net increase in net assets resulting
               from capital stock transactions           165,974       2,696,705
                                                    ------------    ------------

          Total increase/(decrease) in net assets        779,217     (18,222,600)
                                                    ------------    ------------

NET ASSETS
Beginning of period                                   23,624,842      41,847,442
                                                    ------------    ------------

End of period                                       $ 24,404,059    $ 23,624,842
                                                    ============    ============



---------
* For the year ended December 31, 2002, shares are adjusted for the one-for-four reverse stock split that was effective May 6, 2002.




                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                       10



--------------------------------------------------------------------------------
PROGRESSIVE RETURN FUND, INC.
FINANCIAL HIGHLIGHTSss
--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.
--------------------------------------------------------------------------------

                                                                        For the Years Ended December 31,
                                                                        --------------------------------
                                    For the Six
                                    Months Ended
                                    June 30, 2003
                                    (unaudited)            2002         2001          2000          1999          1998
                                    -----------            ----         ----          ----          ----          ----
PER SHARE OPERATING
PERFORMANCE
Net asset value,
     beginning of period            $   20.52       $    39.60     $   49.48     $     61.84    $     73.24    $    77.80
                                    ---------       ----------     ---------     -----------    -----------    ----------
Net investment income/(loss)             0.06#           (0.06)#       -#*             (0.04)#         0.36#         0.48
Net realized and unrealized
     gain/(loss) on investments
     and foreign currency
     related translations,
     if any                              2.07            (7.22)        (6.20)         (12.68)         (3.60)        17.80
                                    ---------       ----------     ---------     -----------    -----------    ----------
Net increase/(decrease)
     in net assets resulting
     from operations                     2.13            (7.28)        (6.20)         (12.72)         (3.24)        18.28
                                    ---------       ----------     ---------     -----------    -----------    ----------

Dividends and distributions
     to shareholders:
Net investment income                   (0.06)         --            --                   -*          (0.32)        (0.28)
Net realized gain on investments
     and foreign currency related
     transactions                     --               --            --                (1.04)         (8.32)       (22.48)
Return-of-capital                       (1.54)          (11.61)        (4.00)        --             --            --
                                    ---------       ----------     ---------     -----------    -----------    ----------
Total dividends and
     distributions to
     shareholders                       (1.60)          (11.61)        (4.00)          (1.04)         (8.64)       (22.76)
                                    ---------       ----------     ---------     -----------    -----------    ----------

Capital stock transactions;
Anti-dilutive effect due
     to capital
     stock repurchased                --                  0.04          0.32            1.40           0.48       --
Dilutive effect due to shares
     issued in reinvestment of
     dividends and distributions      --                 (0.23)      --              --             --              (0.08)
                                    ---------       ----------     ---------     -----------    -----------    ----------
Total capital stock transactions      --                 (0.19)         0.32            1.40           0.48         (0.08)
                                    ---------       ----------     ---------     -----------    -----------    ----------
Net asset value, end of period      $   21.05       $    20.52     $   39.60     $     49.48    $     61.84    $    73.24
                                    =========       ==========     =========     ===========    ===========    ==========
Market value, end of period         $   23.25       $    18.950    $   35.800    $     38.000   $     52.252   $    62.500
                                    =========       ==========     =========     ===========    ===========    ==========
Total investment return (a)             32.72%          (20.28)%        4.04%         (27.27)%        (1.84)%       32.56%
                                    =========       ==========     =========     ===========    ===========    ==========

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
     (000 omitted)                  $  24,404       $   23,625     $  41,847     $    54,840    $    78,609    $   98,084
Ratio of expenses to average
     net assets,
     net of fee waivers,
     if any                              1.21(b)(d)       1.90%(b)      1.63%(b)        2.46%          2.10%         1.50%
Ratio of expenses to average
     net assets, excluding
     fee waivers, if any                 1.70(c)(d)      2.31% (c)      1.73%(c)        2.65%          2.28%         1.66%
Ratio of expenses to average
     net assets, net of fee
     waivers but excluding
     fees paid indirectly,
     if any                              1.24%(d)         1.99%         1.72%        --             --            --
Ratio of net investment
     income/(loss) to
     average net assets                  0.59%(d)        (0.21)%        0.02%          (0.06)%         0.59%         0.51%
Portfolio turnover rate               --                 29.91%        36.17%          38.13%         39.60%        48.52%


-----------------------------------------------------------------------------------------------------------------------------
   ss.  Per share amounts prior to May 6, 2002 have been restated to reflect a one-for-four reverse stock split.
   #    Based on average shares outstanding.
   *    Amount is less than $0.01 per share.
   (a)  Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the
        Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
   (b)  Expenses are net of fees paid indirectly.
   (c)  Expenses exclude fees paid indirectly.
   (d)  Annualized.

                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       11




--------------------------------------------------------------------------------
PROGRESSIVE RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE A. SIGNIFICANT ACCOUNTING POLICIES

Progressive Return Fund, Inc. (the "Fund") was incorporated in Maryland on August 11, 1989 and commenced investment operations on November
9, 1989. Its investment objective is to seek total return, consisting of capital appreciation and current income through investing substantially all of its assets in equity securities of U.S. and non-U.S. companies and U.S. dollar denominated debt securities. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified, management investment company.

The following is a summary of significant accounting policies consistently followed by the Fund:

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. All equity securities shall be valued at the closing price on the exchange or market on which the security is primarily traded ("Primary Market"). If the security did not trade on the Primary Market, it shall be valued at the closing price on another exchange where it trades. If there are no such sale prices, the value shall be the most recent bid, and if there is no bid, the security shall be valued at the most recent asked. If no pricing service is available and there are more than two dealers, the value shall be the mean of the highest bid and lowest ask. If there is only one dealer, then the value shall be the mean if bid and ask are available, otherwise the value shall be the bid. All other securities and assets are valued as determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on the basis of amortized cost. The Board of Directors has established general guidelines for calculating fair value of not readily marketable securities. At June 30, 2003, the Fund held no securities valued in good faith by the Board of Directors. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the American Stock Exchange, LLC is closed.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which Cornerstone Advisors, Inc. (the Fund's "Manager" or "Cornerstone") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors daily, the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification


--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------
PROGRESSIVE RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

DISTRIBUTIONS OF INCOME AND GAINS: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to shareholders. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. Prior thereto, the Fund distributed at least annually to shareholders, substantially all of its net investment income and net realized short-term capital gains, if any. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. An additional distribution may be made to the extent necessary to avoid the payment of a 4% U.S. federal excise tax. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

The character of dividends and distributions made during the six months ended June 30, 2003 from net investment income or net realized gains may differ from their ultimate characterization for U.S. income tax purposes due to U.S. generally accepted accounting principles/tax differences in the character of income and expense recognition.

NOTE B. AGREEMENTS

Cornerstone serves as the Fund's investment manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. Cornerstone has voluntarily agreed to waive its management fees from the Fund to the extent monthly operating expenses exceed 0.10% of average net assets calculated monthly. Cornerstone has voluntarily agreed to continue the undertaking through December 31, 2003. For the six months ended June 30, 2003, Cornerstone earned $115,865 for investment management services of which it waived $52,784.

Included in the Statement of Operations, under the caption FEES PAID INDIRECTLY, are expense offsets of $ 3,223 arising from credits earned on portfolio transactions executed with a broker, pursuant to a directed brokerage arrangement.

The Fund paid or accrued approximately $7,400 for the six months ended June 30, 2003 for legal services to Spitzer & Feldman P.C., counsel to the Fund. Thomas
R. Westle, a partner of the firm, serves as secretary of the Fund.

At June 30, 2003, pursuant to regulatory filings, a single shareholder and his affiliates owned approximately 59% of the outstanding shares of the Fund based on a Schedule 13G/A filing with the Securities and Exchange Commission on February 7, 2003.


--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------
PROGRESSIVE RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
NOTE C.  INVESTMENT IN SECURITIES

For the six months ended June 30, 2003, purchases and sales of securities, other than short-term investments, were $689 and $ 2,181,718 respectively.

NOTE D. SHARE REPURCHASE PROGRAM

On October 21, 1998, the Fund announced that its Board of Directors had authorized the repurchase of up to 15% of the Fund's outstanding common stock, for purposes of enhancing shareholder value. The Fund's Board had authorized management of the Fund to repurchase such shares in open market transactions at prevailing market prices from time to time in a manner consistent with the Fund continuing to seek to achieve its investment objectives. The Board's actions were taken in light of the significant discounts at which the Fund's shares were trading. It is intended both to provide additional liquidity to those shareholders that elect to sell their shares and to enhance the net asset value of the shares held by those shareholders that maintain their investment.

Effective October 22, 1999, the Fund committed to engage in an enhanced and aggressive repurchase program of the Fund's shares whenever those shares trade at more than a nominal discount to net asset value. Shares will be repurchased in open market transactions at prevailing market prices from time to time in a manner consistent with the Fund continuing to seek its investment objective. The repurchase program will be subject to review by the Board of Directors of the Fund.

The Fund had no repurchases for the six months ended June 30, 2003. For the year ended December 31, 2002, the Fund repurchased 17,300 of its shares for a total cost of $334,483 at a weighted average discount of 11.70% from net asset value. The discount of the individual repurchases ranged from 7.11% - 15.58%. No limit has been placed on the number of shares to be purchased by the Fund other than those imposed by federal securities laws.

All purchases are made in accordance with federal securities laws, with shares repurchased held in treasury, effective January 1, 2002.

NOTE E. SECURITIES LENDING

To generate additional income, the Fund may lend up to 33 1/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount. The value of securities on loan to brokers and the related collateral received at June 30, 2003 were $349,796 and $360,930 respectively. Any cash collateral received is reinvested into repurchase agreements, which in turn are collateralized by various U.S. Government and Agency securities.

During the six months ended June 30, 2003, the Fund earned $195 in securities lending income


--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------
PROGRESSIVE RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

which is included under the caption INTEREST in the Statement of Operations.

NOTE F.  COLLATERAL FOR REPURCHASE AGREEMENT

Listed  below  is  the  collateral   associated   with  the  repurchase
agreement with Bear, Stearns & Co. Inc. outstanding at June 30, 2003.

                              PRINCIPAL
                               AMOUNT                                MARKET
ISSUER                         (000'S)            MATURITY            VALUE
------                         -------            --------            -----
United States
Treasury Bond,
(interest only)                 $1,920             2/15/20           $876,192
                                                                     ========

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

The tax characteristic of distributions paid during the year ended December 31, 2002 were a return-of-capital of $12,692,520.

Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses"). At December 31, 2002, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $13,146,000 of which $1,587,989 expires in 2008, $10,192,955 expires in 2009 and $1,365,056 expires in 2010.

At June 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $31,048,702, $463,442, $(7,093,757) and $(6,630,315), respectively.


--------------------------------------------------------------------------------
                                       15

RESULTS OF ANNUAL MEETING OF STOCKHOLDERS (UNAUDITED)


On April 11, 2003, the Annual Meeting of Stockholders of Progressive Return Fund, Inc. was held and the following matter was voted upon:

          1. To elect three Class III Directors until the year 2006 Annual Meeting.

NAME OF CLASS III DIRECTORS                  FOR                WITHHOLD
---------------------------                  ---                --------
Gary A. Bentz                             1,067,001              15,615
Scott B. Rogers                           1,066,827              15,789
Glenn W. Wilcox, Sr.                      1,066,816              15,800










--------------------------------------------------------------------------------
                                       16

DESCRIPTION OF DIVIDEND REINVESTMENT & CASH PURCHASE PLAN (UNAUDITED)

Shareholders who have Shares registered directly in their own names automatically participate in the Fund's Dividend Reinvestment & Cash Purchase Plan (the "Plan"), unless and until an election is made to withdraw from the Plan on behalf of such participating shareholders. Shareholders who do not wish to have distributions automatically reinvested should so notify American Stock Transfer & Trust Co. (the "Agent") at P.O. Box 922, Wall Street Station, New York, NY 10269-0560 or call (877)248-6416. Under the Plan, all of the Fund's dividends and other distributions to shareholders are reinvested in full and fractional Shares as described below.

When the Fund declares an income dividend or a capital gain or other distribution (each, a "Dividend" and collectively, "Dividends"), the Agent, on the shareholders' behalf, will: (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or, (ii) at the sole discretion of the Board of Directors, be authorized to purchase outstanding shares on the open market, on the American Stock Exchange or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

Shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases. Alternatively, the Agent will allocate Newly Issued Shares to the reinvesting shareholders at a price equal to the average closing price of the Fund over the five trading days preceding the payment date of such dividend.

Registered shareholders who acquire their shares through Open Market Purchases and who do not wish to have their Dividends automatically reinvested should so notify the Fund in writing. If a Shareholder has not elected to receive cash Dividends and the Agent does not receive notice of an election to receive cash Dividends prior to the record date of any dividend, the shareholder will automatically receive such Dividends in additional Shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Dividend payment date. When a participant withdraws from the Plan, or upon termination of the Plan as provided below, certificates for whole shares credited to his/her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a Share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of each Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the Shareholder's name and held for the account of beneficial owners participating in the Plan.

There will be no charge to participants for reinvesting Dividends other than their share of


--------------------------------------------------------------------------------
                                       17

DESCRIPTION OF DIVIDEND REINVESTMENT & CASH PURCHASE PLAN (UNAUDITED)(CONCLUDED)

brokerage commissions as discussed below. The Agent's fees for administering the Plan and handling the reinvestment of Dividends will be paid by the Fund. Each participant's account will be charged a pro-rata share of brokerage commissions incurred with respect to the Agent's Open Market Purchases in connection with the reinvestment of Dividends.

Brokerage charges for purchasing small amounts of shares for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions because the Agent will be purchasing shares for all the participants in blocks and pro-rating the lower commission that may be attainable.

The automatic reinvestment of Dividends will not relieve participants of any income tax that may be payable on such Dividends. Participants who receive shares pursuant to the Plan as described above will recognize taxable income in the amount of the fair market value of those shares. In the case of non-U.S. participants whose Dividends are subject to U.S. income tax withholding and in the case of participants subject to 28% federal backup withholding, the Agent will reinvest Dividends after deduction of the amount required to be withheld.

The Fund reserves the right to amend or terminate the Plan by written notice to participants. All correspondence concerning the Plan should be directed to the Agent at the address referred to in the first paragraph of this section.





--------------------------------------------------------------------------------
                                       18

SUMMARY OF GENERAL INFORMATION


The Fund - Progressive Return Fund, Inc. is a closed-end, non-diversified management investment company whose shares trade on the American Stock Exchange, LLC. Its investment objective is to seek total return, consisting of capital appreciation and current income by investing primarily all of its assets in equity securities of U.S. and non-U.S. issuers whose securities trade on a U.S. securities exchange or over the counter or as American Depositary Receipts or other forms of depositary receipts which trade in the United States. The Fund is managed by Cornerstone Advisors, Inc.


SHAREHOLDER INFORMATION

Effective February 21, 2003, the Fund is listed on the American Stock Exchange, LLC. (symbol "PGF"). The share price is published in: THE NEW YORK TIMES (daily) under the designation "ProgRetFd" and THE WALL STREET JOURNAL (daily) and BARRON'S (each Monday) under the designation "PrgrssvRetFd." The net asset value per share is published under "Closed-End Funds" each Sunday in THE NEW YORK TIMES and each Monday in THE WALL STREET JOURNAL and BARRON'S under the designation "ProgresvFd ."


--------------------------------------------------------------------------------
NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT PROGRESSIVE RETURN FUND, INC. MAY FROM TIME TO TIME PURCHASE SHARES OF ITS CAPITAL STOCK IN THE OPEN MARKET.
--------------------------------------------------------------------------------














--------------------------------------------------------------------------------
                                       19

PRIVACY POLICY NOTICE


The following is a description of Progressive Return Fund, Inc.'s (the "Fund") policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

   1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

   2. Information about the Consumer's transactions: this category includes information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.




--------------------------------------------------------------------------------
                                       20



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                         PROGRESSIVE RETURN FUND, INC.












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ITEM 2. CODE OF ETHICS.

   (a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

            (i) Has at least one audit committee financial expert serving on its audit committee; or

           (ii) Does not have an audit committee financial expert serving on its audit committee.

   (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

        (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

        (ii) Be an "interested person" of the investment company as defined in
        Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

   (3) If the registrant provides the disclosure required by paragraph
   (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

           (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

           (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

           (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

           (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                  (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

           (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

           (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

           (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 6. [Reserved]


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ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

           A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 1, 2003.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

           (a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.


           (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

           File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

           (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE.

           (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2)

                                   SIGNATURES

                           [See General Instruction F]

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PROGRESSIVE RETURN FUND, INC.

By (Signature and Title)*

/S/ RALPH W. BRADSHAW
-----------------------
RALPH W. BRADSHAW,
Chairman and President (Principal Executive Officer)

Date September 4, 2003

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ RALPH W. BRADSHAW
-----------------------
RALPH W. BRADSHAW,
Chairman and President (Principal Executive Officer)

Date: September 4, 2003

By (Signature and Title)*

/S/ GARY A. BENTZ
-----------------------
GARY A. BENTZ,
Vice President and Treasurer (Principal Financial Officer)

Date: September 4, 2003


* Print the name and title of each signing officer under his or her signature.

ALL CERTIFICATIONS (UNDER THE ACT'S SECTION 302 AND 906) SHOULD BE INCLUDED IN ONE EDGAR EX-99.CERT EXHIBIT DOCUMENT TO FORM N-CSR)

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